Subsequent Events (Details) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Jul. 14, 2017	Aug. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Jan. 31, 2015	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events (Textual)
Warrants exercised				926,588
Proceeds from exercise of unit options			$ 19,825	$ 1,853,176
Proceeds from exercise of warrants				$ 522,326
Stock option granted to purchases				100,000
Warrants expired				4,695,846
Warrants exercise price						$ 1.99
Warrants terms						5 years
Warrants issued to purchase common stock					6,975,000
Recognized options and wararnts vest over period							4 years
Aggregate of sales					13,950,000
Total proceeds of stock value					$ 13,950,000
Consultants [Member]
Subsequent Events (Textual)
Warrants exercised			106,982	106,982
Proceeds from exercise of unit options			$ 29,491	$ 29,491
Director [Member]
Subsequent Events (Textual)
Stock option granted to purchases				200,000
Exercise prices of stock option				$ 2.40
Stock options exercisable term, Description				Exercisable during a ten year term, subject to vesting based on continuous service over periods between zero and four years from the date of grant.
Stock options				300,000
Employees [Member]
Subsequent Events (Textual)
Stock option granted to purchases				731,000
Subsequent Events [Member]
Subsequent Events (Textual)
Common stock of exercise price	$ 2.25
Aggregate of sales	3,438,053
Share price per unit	$ 1.50
Total proceeds of stock value	$ 5,160
Description of common stock purchase warrant	Each unit consists of one share of the Company's common stock and one common stock purchase warrant. Each warrant can be exercised at any time prior to June 30, 2020 for the purchase of one share of the Company's common stock at an exercise price of $2.25.
Subsequent Events [Member] | Two consultants [Member]
Subsequent Events (Textual)
Number of options granted to employee		85,000
Common stock of exercise price		$ 2.02
Warrants issued to purchase common stock		180,000
Stock options exercisable term		10 years
Subsequent Events [Member] | Two consultants [Member] | Minimum [Member]
Subsequent Events (Textual)
Recognized options and wararnts vest over period		3 years
Subsequent Events [Member] | Two consultants [Member] | Maximum [Member]
Subsequent Events (Textual)
Recognized options and wararnts vest over period		4 years